Leases - Maturity Analysis of Lease Payments Due on Sales-type and Direct Financing Leases (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Unguaranteed residual value of sales-type and direct financing leases	$ 545	$ 479
Maturity analysis of the lease payments due on sales-type and direct financing leases
2026	1,470
2027	1,227
2028	874
2029	509
2030	203
Thereafter	55
Total undiscounted cash flows	4,338
Present value of lease payments (recognized as financing receivables)	3,858
Difference between undiscounted cash flows and discounted cash flows	$ 479